Restructuring Activities Restructuring Reserve Roll-forward (Details) - Restructuring Activities $ in Millions	12 Months Ended
Dec. 28, 2019 USD ($)
Restructuring Reserve [Roll Forward]
Beginning balance	$ 65
Charges/(credits)	16
Cash payments	(31)
Non-cash utilization	4
Ending balance	46
Severance and Employee Benefit Costs
Restructuring Reserve [Roll Forward]
Beginning balance	32
Charges/(credits)	15
Cash payments	(21)
Non-cash utilization	4
Ending balance	22
Other Exit Costs
Restructuring Reserve [Roll Forward]
Beginning balance	33
Charges/(credits)	1
Cash payments	(10)
Non-cash utilization	0
Ending balance	$ 24